Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investment in associates and joint ventures

8.	Investment in associates and joint ventures

(i)	Investment in associates

On August 30, 2019, pursuant to an investment agreement between Aquilini GameCo Inc. (“GameCo”) and Aquilini Properties LP (a related party by nature of it being under the control or direction of the Chairman of the Company), GameCo acquired 100 class B common shares of AIG eSports Canada Holdings Ltd. (“AIG Canada”) for $1,246,125 (USD $937,500), and GameCo eSports USA Inc. acquired a 25% non-voting participating interest in AIG eSports USA Intermediate Holdings, LLC, (“AIG USA”) for $414,594 (USD $312,500). Collectively, AIG Canada and AIG USA own and manage professional esports teams in Canada and the United States. Aquilini Properties LP controls AIG Canada and AIG USA.

On April 22, 2020 and September 23, 2020, the Company made capital contributions of $500,000 and $1,252,312 respectively to AIG Canada. On September 23, 2020, the Company made a capital contribution of $417,438 to AIG USA.

A summary of the Company’s investment in associates is as follows:

	AIG Canada	AIG USA	Total
Balance, December 31, 2019	$503,965	$410,330	$914,295
Contributions – cash	1,752,312	417,438	2,169,750
Share of net loss from investment in associate	(1,590,286)	(466,849)	(2,057,135)
Balance, December 31, 2020	$665,991	$360,919	$1,026,910
Share of net loss from investment in associate	(3,138)	(197,412)	(200,550)
Balance, December 31, 2021	$662,853	$163,507	$826,360

(ii)	Investment in joint ventures

On July 7, 2021, the Company, through its wholly-owned subsidiary, Enthusiast Gaming Inc., entered into a joint venture with Toronto Star Newspapers Limited (“Torstar”) to create an original online news platform and community for gamers named AFK Media Partnership (“AFK”). The Company and Torstar each hold a 50% interest in this joint venture. The Company and Torstar have each invested $125,000 into AFK as startup capital.

A summary of the Company’s investment in AFK is as follows:

Amount
Balance, December 31, 2020	$-
Contributions - cash	125,000
Share of net loss from investment in joint venture	(66,091)
Balance, December 31, 2021	$58,909

A summary of the Company’s investment in associates and joint venture at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
AIG Canada	$662,853	$665,991
AIG USA	163,507	360,919
AFK	58,909	-
Total investment in associates and joint ventures	$885,269	$1,026,910